Other Financial Liabilities - Summary of Secured Liabilities by Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,041,653
Non-current, Maturity		854,256
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		227,214
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		814,439
One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		395,935
Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		322,594
Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		62,083
Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		28,548
More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		45,096
Secured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 395,987	67,805
Secured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	696,529	922,721
Secured Liabilities [Member] | Less than 90 Days [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	11,275	16,266
Secured Liabilities [Member] | More than 90 Days [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	384,712	51,539
Secured Liabilities [Member] | One to two years | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	194,043	154,273
Secured Liabilities [Member] | Two to three years | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	192,045	180,705
Secured Liabilities [Member] | Three to four years | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	192,727	178,330
Secured Liabilities [Member] | Four to five years | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,628	255,098
Secured Liabilities [Member] | More than five years | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 98,086	$ 154,315
Secured Liabilities [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.31%	7.31%
Secured Liabilities [Member] | Brazil | Enel Distribucion Rio | Brazilian Reals [Member] | Bonos 1 Serie 19 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.39%
Nominal Interest Rate		7.38%
Secured Liabilities [Member] | Brazil | Enel Distribucion Rio | Brazilian Reals [Member] | Bonos 1 Serie 19 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 390
Secured Liabilities [Member] | Brazil | Enel Distribucion Rio | Brazilian Reals [Member] | Bonos 1 Serie 19 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		154,273
Secured Liabilities [Member] | Brazil | Enel Distribucion Rio | Brazilian Reals [Member] | DEBENTURES 9 EMISSION (AMPL19) [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.80%
Nominal Interest Rate	6.78%
Secured Liabilities [Member] | Brazil | Enel Distribucion Rio | Brazilian Reals [Member] | DEBENTURES 9 EMISSION (AMPL19) [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 149,186
Secured Liabilities [Member] | Brazil | Enel Distribucion Rio | Brazilian Reals [Member] | Less than 90 Days [Member] | Bonos 1 Serie 19 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		390
Secured Liabilities [Member] | Brazil | Enel Distribucion Rio | Brazilian Reals [Member] | Less than 90 Days [Member] | DEBENTURES 9 EMISSION (AMPL19) [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	226
Secured Liabilities [Member] | Brazil | Enel Distribucion Rio | Brazilian Reals [Member] | More than 90 Days [Member] | DEBENTURES 9 EMISSION (AMPL19) [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 148,960
Secured Liabilities [Member] | Brazil | Enel Distribucion Rio | Brazilian Reals [Member] | One to two years | Bonos 1 Serie 19 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 154,273
Secured Liabilities [Member] | Brazil | Enel Distribución Goiás S.A | Brazilian Reals [Member] | ITAU Nota Promissória 1 Emissão [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.97%
Nominal Interest Rate		6.96%
Secured Liabilities [Member] | Brazil | Enel Distribución Goiás S.A | Brazilian Reals [Member] | ITAU Nota Promissória 1 Emissão [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 51,539
Secured Liabilities [Member] | Brazil | Enel Distribución Goiás S.A | Brazilian Reals [Member] | 3ª Nota Promissoria ITAU [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.69%
Nominal Interest Rate	6.68%
Secured Liabilities [Member] | Brazil | Enel Distribución Goiás S.A | Brazilian Reals [Member] | 3ª Nota Promissoria ITAU [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 217,555
Secured Liabilities [Member] | Brazil | Enel Distribución Goiás S.A | Brazilian Reals [Member] | Less than 90 Days [Member] | 3ª Nota Promissoria ITAU [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,516
Secured Liabilities [Member] | Brazil | Enel Distribución Goiás S.A | Brazilian Reals [Member] | More than 90 Days [Member] | ITAU Nota Promissória 1 Emissão [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 51,539
Secured Liabilities [Member] | Brazil | Enel Distribución Goiás S.A | Brazilian Reals [Member] | More than 90 Days [Member] | 3ª Nota Promissoria ITAU [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 216,039
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.17%
Nominal Interest Rate	8.17%
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 13,693
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 116,818
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.17%
Nominal Interest Rate	8.17%
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 7,021
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	59,775
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Less than 90 Days [Member] | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	713
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Less than 90 Days [Member] | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	288
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | More than 90 Days [Member] | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	12,980
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | More than 90 Days [Member] | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,733
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | One to two years | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,987
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | One to two years | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,638
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Two to three years | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,988
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Two to three years | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,639
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Three to four years | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,988
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Three to four years | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,639
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Four to five years | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,989
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Four to five years | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,639
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | More than five years | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	64,866
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | More than five years | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 33,220
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBÊNTURES 23 EMISSÃO 1 SÉRIE [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.45%	7.11%
Nominal Interest Rate	6.43%	7.01%
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBÊNTURES 23 EMISSÃO 1 SÉRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,812	$ 3,567
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBÊNTURES 23 EMISSÃO 1 SÉRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 174,418	$ 180,705
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBÊNTURES 23 EMISSÃO 2 SÉRIE [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.62%	7.22%
Nominal Interest Rate	6.60%	7.19%
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBÊNTURES 23 EMISSÃO 2 SÉRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 5,720	$ 7,255
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBÊNTURES 23 EMISSÃO 2 SÉRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	345,518	$ 358,223
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBÊNTURES 23 EMISSÃO 3 SÉRIE [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		8.24%
Nominal Interest Rate		8.02%
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBÊNTURES 23 EMISSÃO 3 SÉRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 5,054
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBÊNTURES 23 EMISSÃO 3 SÉRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		229,520
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Less than 90 Days [Member] | DEBÊNTURES 23 EMISSÃO 1 SÉRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,812	3,567
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Less than 90 Days [Member] | DEBÊNTURES 23 EMISSÃO 2 SÉRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,720	7,255
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Less than 90 Days [Member] | DEBÊNTURES 23 EMISSÃO 3 SÉRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		5,054
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | One to two years | DEBÊNTURES 23 EMISSÃO 1 SÉRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	174,418
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Two to three years | DEBÊNTURES 23 EMISSÃO 1 SÉRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		180,705
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Two to three years | DEBÊNTURES 23 EMISSÃO 2 SÉRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	172,418
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Three to four years | DEBÊNTURES 23 EMISSÃO 2 SÉRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 173,100	178,330
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Four to five years | DEBÊNTURES 23 EMISSÃO 2 SÉRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		179,893
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Four to five years | DEBÊNTURES 23 EMISSÃO 3 SÉRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		75,205
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | More than five years | DEBÊNTURES 23 EMISSÃO 3 SÉRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 154,315